13. Income Taxes: Schedule of Expiration of Non-capital losses (Tables)	12 Months Ended
Jul. 31, 2019
Tables/Schedules
Schedule of Expiration of Non-capital losses
$

2030	300
2031	96,900
2032	139,400
2033	225,600
2034	18,300
2035	122,000
2036	60,000
2037	32,500
2038	5,125,000
2039	22,268,000

28,088,000